Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, at cost, and the related accumulated depreciation were as follows (in millions):

	September 30, 2013	December 31, 2012
Land and improvements	$34	$33
Buildings, structures and related improvements	40	37
Plant, machinery and equipment	401	362
Furniture and vehicles	3	3
Construction-in-process	36	31
Software applications	8	7

	522	473
Less accumulated depreciation	(71)	(39)

Total Property, Plant and Equipment, Net	$451	$434

Property, plant and equipment, at cost, and the related accumulated depreciation were as follows:

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Land and improvements	$33	$12
Buildings, structures and related improvements	37	19
Plant, machinery and equipment	362	363
Furniture and vehicles	3	5
Construction-in-process	31	37
Software applications	7	6

Less accumulated depreciation	39	193

Total Property, Plant and Equipment, Net	$434	$249

Capital Leases

Capital Leases

	Successor			Predecessor
	December 31, 2012			December 31, 2011
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Plant, machinery and equipment	$9	$1	$8	$11	$3	$8

Total capital lease assets	$9	$1	$8	$11	$3	$8

Aggregate Future Estimated Payments Under Long-term Capital Lease Commitments	The aggregate future estimated payments under these commitments are:

2013	$1
2014	$1
2015	$1
2016	$2
2017	$2
Thereafter	$2

Total capital lease payments	$9

Aggregate Future Estimated Payments Under Operating Lease Commitments	The aggregate future estimated payments under these commitments are:

2013	$10
2014	$9
2015	$8
2016	$7
2017	$6
Thereafter	$8

Total operating lease payments	$48